Debt, Cash and Cash Equivalents - Summary of Interest Rate of Net Debt at Value on Redemption (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	[1],[2]
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Debt	€ 24,586	€ 15,468		€ 18,509
Cash and cash equivalents	(6,925)	(10,315)	[1],[2]	(10,273)	[1],[2]	€ (9,148)
Net debt	17,628	5,161		8,234
Value on redemption after derivative instruments [member]
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Debt		15,501		18,549
Cash and cash equivalents	(6,958)	(10,307)		(10,275)
Net debt	€ 17,714	€ 5,194		€ 8,274
Debt percent		100.00%		100.00%
Value on redemption after derivative instruments [member] | Fixed-rate debt [member]
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Debt		€ 9,746		€ 13,651
Debt percent	76.00%	63.00%		74.00%
Value on redemption after derivative instruments [member] | Floating-rate debt [member]
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Debt		€ 5,755		€ 4,898
Debt percent	24.00%	37.00%		26.00%

[1]	For 2016, the cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated by the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).